091-26223fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Cboe BYX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

SEC Mail Processing
MAR 14 2019
Washington, DC

19003905

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Deputy General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
March 12, 2019

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 14 2019

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON CBOE BYX EXCHANGE, INC. COMMENCING ON MARCH 8, 2019

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
GDAT	Trust	Investment Company Units	Motif Data-Driven World Index	World	Broad
GFIN	Trust	Investment Company Units	Motif Finance Reimagined Index	World	Broad
GDNA	Trust	Investment Company Units	Motif Human Evolution Index	World	Broad
GMAN	Trust	Investment Company Units	Motif Manufacturing Revolution Index	World	Broad
GBUY	Trust	Investment Company Units	Motif New Age Consumer Index	World	Broad
EWJE	Trust	Investment Company Units	MSCI Japan Equal Weighted Index	World	Narrow
EWJV	Trust	Investment Company Units	MSCI Japan Value Index	World	Narrow
USSG	Trust	Investment Company Units	MSCI USA ESG Leaders Index	U.S.	Narrow

March 12, 2019

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Cboe BYX Exchange, Inc.

Ms. Ransom,

On behalf of Cboe BYX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding eight (8) derivative securities products that commenced trading on Cboe BYX Exchange on March 8, 2019. Please contact me if you have any questions in connection with this matter.

Sincerely,

SEC Mail Processing
MAR 14 2019
Washington, DC

Anders Franzon
SVP, Deputy General Counsel
913.815.7154

RECEIVED
2019 MAR 14 PM 3:58
SEC / TM